THE OLSTEIN FUNDS

The Olstein All Cap Value Fund
The Olstein Strategic Opportunities Fund

Supplement dated June 10, 2014 to the Statement of Additional Information dated
October 31, 2013

The following replaces in its entirety the information appearing under the heading “Independent Trustees” in the table in the section entitled “MANAGEMENT OF THE FUNDS -  Board of Trustees and Officers of the Trust” on pages 13 and 14 of the Statement of Additional Information:

Name, Address and Age	Position and Office With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Fred W. Lange 4 Manhattanville Road Purchase, NY 10577 Age: 81	Trustee	Since 1995	Private investor.	2	Wagner College
John Lohr 4 Manhattanville Road Purchase, NY 10577 Age: 69	Trustee	Since 1996	Owner, Howling Wolf Enterprises LLC (financial educator), since 1986; General Counsel, LFG, Inc. (provider of investment products), September 1995 – October 2002; and President, Lockwood Financial Services (broker-dealer), January 1996 – September 2002.	2	LAMCO Advisory Services (investment adviser); Howling Wolf Enterprises LLC (publishing); Howling Wolf Capital Partners LLC (private equity company)
D. Michael Murray 4 Manhattanville Road Purchase, NY 10577 Age: 74	Trustee	Since 1996	President, Murray, Montgomery & O’Donnell (consultants), since 1968.	2	The Eric Fund (charitable organization); Stuart Murray Group LLC (government relations)
Lawrence K. Wein 4 Manhattanville Road Purchase, NY 10577 Age: 72	Lead Independent Trustee	Since 1995	Private consultant for telecommunications industry, since July 2001; Former Vice President – Wholesale Business Operations, Concert Communications an ATT/BT Company, April 2000 – June 2001; Former Executive Manager, AT&T, Inc., for 35 years, retired July 2001.	2	eRooms Systems Technologies (ERMS.OB)

 ** Each Trustee holds office for an indefinite term.

The following replaces in its entirety the information appearing under the heading “Independent Trustees” in the table in the section entitled “MANAGEMENT OF THE FUNDS -  Beneficial Ownership” on page 19 of the Statement of Additional Information:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Fred W. Lange	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund – $0	Over $100,000
John Lohr	All Cap Value Fund – $10,001-$50,000 Strategic Opportunities Fund – $0	$10,001-$50,000
D. Michael Murray	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund – $10,001-$50,000	Over $100,000
Lawrence K. Wein	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund – $50,001-$100,000	Over $100,000